DECHERT LLP
1775 I Street, N.W.
Washington, D.C. 20006
February 5, 2008

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:  Marsico Investment Fund
     File Nos. 333-36975 and 811-08397

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended we hereby certify on behalf of the Marsico Investment Fund, a registered management investment company (the "Trust"), that the form of Statement of Additional Information for all of the Trust's investment series, that would have been filed under Rule 497(c) does not differ from that contained in the Trust's Post-Effective Amendment No. 22, which was filed with the Commission on January 31, 2008 and which became effective on February 1, 2008.  The text of Post-Effective Amendment No. 22 was filed electronically (Accession Number 0000948221-08-000010).

Please do not hesitate to contact the undersigned at (202) 261-3371 if you have any questions or comments concerning this filing.

Very truly yours,

/s/ Cynthia D. Baughman

Cynthia D. Baughman